Property, plant and equipment, net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net	Property, plant and equipment, net
Property, plant and equipment, net consist of the following as of December 31, 2024 and 2023:

	As of
	December 31, 2024	December 31, 2023
Land	$7,616	$8,026
Building and improvements	503,394	514,777
Furniture and fixtures	203,303	168,846
Information technology	27,445	20,113
Construction in progress	67,772	43,704
Property, plant and equipment, gross	809,530	755,466
Less: Accumulated depreciation	(263,104)	(183,839)
Property, plant and equipment, net	$546,426	$571,627
Assets included in construction in progress represent projects related to both cultivation and dispensary facilities not yet completed or otherwise not ready for use.
Depreciation expense totaled $85.0 million and $74.8 million for the years ended December 31, 2024 and 2023, respectively, which includes $51.2 million and $48.5 million recognized as cost of goods sold and $33.9 million and $26.3 million recognized as a component of Operating expenses in the Consolidated Statements of Operations for the years ended December 31, 2024 and 2023, respectively.
Asset Specific Impairment
2024
In the first quarter of 2024, the Company made the strategic decision to introduce a new line of hemp-derived THC products via an online direct-to-consumer marketplace and to repurpose its Kentucky Facility for the production of said THC products. Accordingly, the Company ceased marketing the Kentucky Facility and recognized an impairment gain of $3.9 million, within Loss on impairment on the Consolidated Statements of Operations, during the year ended December 31, 2024.
During 2024, the Company invested in the modernization of several cultivation facilities, resulting in improved yields and a reduction in the Company’s grow canopy requirements. These improvements led to the Company’s decision to shut down operations in certain cultivation facilities, as the additional capacity was no longer required or of no further benefit to the Company. Accordingly, the Company recognized an impairment loss of $12.4 million within Loss on impairment on the Consolidated Statements of Operations during the year ended December 31, 2024.
In Florida, the Company anticipated passage of the November 2024 Florida ballot initiative to legalize adult use cannabis and expanded its production capacity in the state accordingly. Following the ballot initiative's failure in November 2024, the Company reassessed its cultivation capacity in Florida and concluded excess capacity existed in the wake of the failed ballot initiative. In an effort to optimize cultivation operations in Florida, the Company identified assets for closure, halted construction and idled certain assets. Accordingly, during the year ended December 31, 2024, the Company recognized an impairment loss of $43.7 million within Loss on impairment on the Consolidated Statements of Operations, which is inclusive of $18.9 million in connection with assets the Company had retained from a prior period failed sale and leaseback arrangement. See Note 11 — Leases: Failed sale leaseback arrangements for further detail.
2023
In the third quarter of 2023, the Company ceased all of its operations in Kentucky related to the manufacturing and wholesale distribution of CBD products, and classified its Kentucky business component as discontinued operations in the Annual Financial Statements. Upon this classification, the Company recognized an impairment loss of $7.2 million, within Loss on impairment on the Consolidated Statements of Operations, during the year ended December 31, 2023. All equipment specific to the Company’s CBD operations in Kentucky was sold or disposed as of March 31, 2024.
Due to reduced forecasts for future operating performance at three of the Company’s operations in Nevada, the Company evaluated the recoverability of the associated property, plant and equipment and determined that the carrying values of these assets were not recoverable. Therefore, the Company recorded impairment losses of $7.5 million during the year ended December 31, 2023 for the property, plant and equipment associated with the three Nevada entities including Acres Cultivation, Acres Dispensary and House of Herbs. In addition, the Company recorded an impairment loss of $1.1 million for the property, plant and equipment associated with Kentucky due to the Company’s exit of its operations in the state.
See Note 5 — Assets and liabilities held for sale and Note 6 — Discontinued operations for further detail.